Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
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Basis of consolidation

(a) Basis of consolidation

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

A subsidiary is consolidated from the date on which control is transferred to the Group and is no longer consolidated from the date that control ceases. The acquisition method of accounting is used to account for the acquisition of subsidiaries except for business combinations under common control. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the Group recognizes any non-controlling interests in the acquiree either at fair value or at the non-controlling interests’ proportionate share of the acquiree’s net assets.

The excess of the consideration transferred, the amount of any non-controlling interests in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the statement of comprehensive income.

An acquisition of a business which is a business combination under common control is accounted for in a manner similar to a uniting of interests whereby the assets and liabilities acquired are accounted for at carryover predecessor values to the other party to the business combination with all periods presented as if the operations of the Group and the business acquired have always been combined. The difference between the consideration paid by the Group and the net assets or liabilities of the business acquired is adjusted against equity.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated. Where necessary, accounting policies of subsidiaries have been changed to ensure consistency with the policies adopted by the Group.

For purpose of the presentation of the Company’s statement of financial position, investments in subsidiaries are accounted for at cost less impairment. Cost is adjusted to reflect changes in consideration arising from contingent consideration amendments. Cost also includes direct attributable costs of investment.

A listing of the Group’s principal subsidiaries is set out in Note 19.

Investments in associates

(b) Investments in associates

Associates are entities over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for by the equity method of accounting in the consolidated financial statements of the Group and are initially recognized at cost.

Under this method of accounting, the Group’s share of the post-acquisition profits or losses of associates is recognized in profit or loss and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income. The cumulative post-acquisition movements are adjusted against the carrying amounts of the investments. When the Group’s share of losses in an associate equals or exceeds its interest in the associate, including any other unsecured receivables, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the associate.

Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associates; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. The Group’s investment in associates includes goodwill identified on acquisition, net of any accumulated impairment loss and is tested for impairment as part of the overall balance. Goodwill represents the excess of the cost of an acquisition over the fair value of the Group’s share of the net identifiable assets of the acquired associate at the date of acquisition. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Group.

A listing of the Group’s principal associates is shown in Note 16.

Investments in joint ventures

(c) Investments in joint ventures

Joint ventures are arrangements in which the Group with one or more parties have joint control, whereby the Group has rights to the net assets of the arrangements, rather than rights to their assets and obligations for their liabilities. The Group’s interests in joint ventures are accounted for by the equity method of accounting (Note 3(b)) in the consolidated financial statements.

A listing of the Group’s principal joint ventures is shown in Note 16.

Transactions with non-controlling interests

(d) Transactions with non-controlling interests

Transactions with non-controlling interests are treated as transactions with owners in their capacity as owners of the Group. Gains and losses resulting from disposals to non-controlling interests are recorded in equity. The differences between any consideration paid and the relevant share of the carrying value of net assets of the subsidiary acquired resulting from the purchase of non-controlling interests, are recorded in equity.

When the Group ceases to have control or significant influence, any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income are reclassified to profit or loss where appropriate.

Foreign currencies

(e) Foreign currencies

Items included in the financial statements of each entity in the Group are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). Most assets and operations of the Group are located in the PRC (Note 39), and the functional currency of the Company and most of the consolidated subsidiaries is the Renminbi (“RMB”). The consolidated financial statements are presented in the presentation currency of RMB.

Foreign currency transactions of the Group are accounted for at the exchange rates prevailing at the respective dates of the transactions; monetary assets and liabilities denominated in foreign currencies are translated at exchange rates at the date of the statement of financial position; gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities are recognized in profit or loss.

For the Group entities that have a functional currency different from the Group’s presentation currency, assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of the statement of financial position. Income and expenses for each statement of comprehensive income presented are translated at the average exchange rates for each period and the resulting exchange differences are recognized in other comprehensive income.

Property, plant and equipment

(f) Property, plant and equipment

Property, plant and equipment, including oil and gas properties (Note 3(g)), are initially recorded in the consolidated statement of financial position at cost where it is probable that they will generate future economic benefits. Cost represents the purchase price of the asset and other costs incurred to bring the asset into existing use. Subsequent to their initial recognition, property, plant and equipment are carried at cost less accumulated depreciation, depletion and amortization (including any impairment).

Depreciation, to write off the cost of each asset, other than oil and gas properties (Note 3(g)), to their residual values over their estimated useful lives is calculated using the straight-line method.

The Group uses the following estimated useful lives, estimated residual value ratios and annual depreciation rates for depreciation purposes:

	Estimated useful lives	Estimated residual value ratio %	Annual depreciation rate %
Buildings	8 to 40 years	5	2.4 to 11.9
Equipment and Machinery	4 to 30 years	3 to 5	3.2 to 24.3
Motor Vehicles	4 to 14 years	5	6.8 to 23.8
Other	5 to 12 years	5	7.9 to 19.0

No depreciation is provided on construction in progress until the assets are completed and ready for use.

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

Property, plant and equipment, including oil and gas properties (Note 3(g)), are reviewed for possible impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the carrying amount of a cash generating unit exceeds the higher of its fair value less costs to sell and its value in use. Value in use is the estimated net present value of future cash flows to be derived from the cash generating unit.

Gains and losses on disposals of property, plant and equipment are determined by reference to their carrying amounts and are recorded in the profit or loss.

Interest and other costs on borrowings to finance the construction of property, plant and equipment, including oil and gas properties (Note 3(g)), are capitalized during the period of time that is required to complete and prepare the asset for its intended use. Costs for repairs and maintenance activities are expensed as incurred except for costs of components that result in improvements or betterments which are capitalized as part of property, plant and equipment and depreciated over their useful lives.

Oil and gas properties

(g) Oil and gas properties

The successful efforts method of accounting is used for oil and gas exploration and production activities. Under this method, all costs for development wells, support equipment and facilities, and proved mineral interests in oil and gas properties are capitalized. Geological and geophysical costs are expensed when incurred. Costs of exploratory wells are capitalized pending determination of whether the wells find proved oil and gas reserves. Proved oil and gas reserves are the estimated quantities of crude oil and natural gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulation before the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether the estimate is a deterministic estimate or probabilistic estimate. Existing economic conditions include prices and costs at which economic producibility from a reservoir is to be determined. The price shall be the average price during the 12-month period before the ending date of the period covered by the proved oil and gas reserve report, determined as an unweighted arithmetic average of the first-day-of-the-month price for each month within such period unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. The costs shall be that prevailing at the end of the period.

Exploratory wells in areas not requiring major capital expenditures are evaluated for economic viability within one year of completion of drilling. The related well costs are expensed as dry holes if it is determined that such economic viability is not attained. Otherwise, the related well costs are reclassified to oil and gas properties and are subject to impairment review (Note 3(f)). For exploratory wells that are found to have economically viable reserves in areas where major capital expenditure will be required before production can commence, the related well costs remain capitalized only if additional drilling is underway or firmly planned. Otherwise the related well costs are expensed as dry holes. The Group does not have any significant costs of unproved properties capitalized in oil and gas properties.

The Ministry of Natural Resources in China issues production licenses to applicants on the basis of the reserve reports approved by relevant authorities.

The cost of oil and gas properties is amortized at the field level based on the units of production method. Units of production rates are based on oil and gas reserves estimated to be recoverable from existing facilities based on the current terms of the Group’s production licenses.

Intangible assets and goodwill

(h) Intangible assets and goodwill

Expenditures on acquired patents, trademarks, technical know-how and licenses are capitalized at historical cost and amortized using the straight-line method over their estimated useful lives. Intangible assets are not subsequently revalued. The carrying amount of each intangible asset is reviewed annually and adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized whenever the carrying amount of an asset exceeds its recoverable amount and is recognized in profit or loss. The recoverable amount is measured as the higher of fair value less costs to sell and value in use. Value in use is the estimated net present value of future cash flows to be derived from the asset.

Goodwill arises on the acquisition of subsidiaries and represents the excess of the consideration transferred over the interest in net fair value of the net identifiable assets, liabilities and contingent liabilities of the acquiree and the amount of any non-controlling interests in the acquiree.

Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment. The carrying value of goodwill is compared to the recoverable amount, which is the higher of value in use and the fair value less costs to sell. Any impairment is recognized immediately as an expense and is not subsequently reversed.

Financial instruments

(i) Financial instruments

(a) Recognition and initial measurement

Accounts receivable and debt securities issued are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a accounts receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not at Fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition or issue. An accounts receivable without a significant financing component is initially measured at the transaction price.

(b) Classification and subsequent measurement

Financial assets – Policy applicable from January 1, 2018

On initial recognition, a financial asset is classified as measured at: amortized cost; Fair value through other comprehensive income (“FVOCI”) – debt investment; FVOCI – equity investment; or FVTPL.

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cashflows; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Group may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income (“OCI”). This election is made on an investment-by-investment basis.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets.

The Group makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management.

For the purposes of this assessment whether contractual cash flows are solely payments of principal and interest, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as a profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition.

Detailed accounting policies for subsequent measurement of financial assets are set out below:

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

Financial assets at amortized cost	These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Debt investments at FVOCI	These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVOCI	These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

Financial assets – Policy applicable before January 1, 2018

Financial assets are classified into the following categories: financial assets at fair value through profit or loss, held-to-maturity investments, loans and receivables and available-for-sale financial assets. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition. The Group has principally loans and receivables and available-for-sale financial assets and limited financial assets at fair value through profit or loss.

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for those with maturities greater than 12 months after the date of the statement of financial position, which are classified as non-current assets.

Available-for-sale financial assets are non-derivatives that are either designated in this category or not classified in any of the other categories; these are included in non-current assets unless management intends to dispose of the investment within 12 months of the date of the statement of financial position.

Financial assets at fair value through profit or loss are financial assets held for trading. A financial asset is classified in this category if acquired principally for the purpose of selling in the short-term. Derivatives are also categorized as held for trading unless they are designated as hedges. Assets in this category are classified as current assets if expected to be settled within 12 months; otherwise, they are classified as non-current.

Regular purchases and sales of financial assets are recognized on the trade-date, the date on which the Group commits to purchase or sell the asset. Investments are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets carried at fair value through profit or loss are initially recognized at fair value, and transaction costs are expensed in profit or loss.

Available-for-sale financial assets are measured at fair value except where there are no quoted market prices in active markets and the fair values cannot be reliably measured using valuation techniques. Available-for-sale financial assets that do not have quoted market prices in active markets and whose fair value cannot be reliably measured are carried at cost. Changes in the fair value of monetary and non-monetary securities classified as available for sale are recognized in OCI. Financial assets at fair value through profit or loss are subsequently carried at fair value. Gains or losses arising from changes in the fair value of the “financial assets at fair value through profit or loss” category are presented in the statement of comprehensive income within “other income, net” in the period in which they arise.

(c) Derecognition

Financial assets

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

The Group enters into transactions whereby it transfers assets recognized in its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized.

Financial liabilities

The Group derecognizes a financial liability when its contractual obligations are discharged or canceled, or expire. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

(d) Offsetting

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Impairment for financial assets

(j) Impairment for financial assets

Policy applicable from January 1, 2018

The Group recognizes loss allowances for expected credit losses (“ECLs”) on:

•	financial assets measured at amortized cost;

•	debt investments measured at FVOCI; and

•	contract assets.

The Group measures loss allowances at an amount equal to lifetime ECLs, except for the financial assets for which credit risk (i.e. the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition, which are measured as 12-month ECLs. When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort.

Loss allowances for accounts receivable are always measured at an amount equal to lifetime ECLs. The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive). ECLs are discounted at the effective interest rate of the financial asset.

At each reporting date, the Group assesses whether financial assets carried at amortized cost and debt securities at FVOCI are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. Impairment losses on trade and other receivables are presented under ‘Selling, general and administrative expenses ’, similar to the presentation under IAS 39, and not presented separately in the statement of profit or loss and OCI due to materiality considerations.

The gross carrying amount of a financial asset is written off when the Group has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. For customers, the Group individually makes an assessment with respect to the timing and amount of write-off based on whether there is a reasonable expectation of recovery. The Group expects no significant recovery from the amount written off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.

Policy applicable before January 1, 2018

The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset is impaired. The amount of the impairment loss is measured as the difference between the carrying amount of the available-for-sale financial asset and the present value of the estimated cash flows. For accounts receivable, the provision of impairment is established if there is objective evidence that the Group will not be able to collect amount due according to the original terms of the receivables. The factors the Group considers when assessing whether an accounts receivable is impaired include but are not limited to significant financial difficulties of the customer, probability that the debtor will enter bankruptcy or financial reorganization and default or delinquency in payments. The amount of the provision is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate.

Leases

(k) Leases

Leases of property, plant and equipment where the Group assumes substantially all the benefits and risks of ownership are classified as finance leases. The Group has no significant finance leases.

Leases of assets under which a significant portion of the risks and benefits of ownership are effectively retained by the lessors are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessors) are expensed on a straight-line basis over the lease terms. Payments made to the Ministry of Natural Resources to secure land use rights (excluding mineral properties) are treated as operating leases. Land use rights are generally obtained through advance lump-sum payments and the terms of use range up to 50 years.

Inventories

(l) Inventories

Inventories include oil products, chemical products and materials and supplies which are stated at the lower of cost and net realizable value. Cost is primarily determined by the weighted average cost method. The cost of finished goods comprises raw materials, direct labor, other direct costs and related production overheads, but excludes borrowing costs. Net realizable value is the estimated selling price in the ordinary course of business, less the cost of completion and selling expenses.

Contract costs

(m) Contract costs

Contract costs are either the incremental costs of obtaining a contract with a customer or the costs to fulfill a contract with a customer which are not capitalized as inventory (Note 3(l)), property, plant and equipment (Note 3(f)), oil and gas properties (Note 3(g)) or intangible assets (Note 3(h)).

Incremental costs of obtaining a contract are those costs that the Group incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained. Incremental costs of obtaining a contract are capitalized when incurred if the costs relate to revenue which will be recognized in a future reporting period and the costs are expected to be recovered, unless the expected amortization period is one year or less from the date of initial recognition of the asset, in which case the costs are expensed when incurred. Other costs of obtaining a contract are expensed when incurred.

Costs to fulfill a contract are capitalized if the costs relate directly to an existing contract or to a specifically identifiable anticipated contract; generate or enhance resources that will be used to provide goods or services in the future; and are expected to be recovered.

Capitalized contract costs are stated at cost less accumulated amortization and impairment losses. Impairment losses are recognized to the extent that the carrying amount of the contract cost asset exceeds the net of (i) remaining amount of consideration that the Group expects to receive in exchange for the goods or services to which the asset relates, less (ii) any costs that relate directly to providing those goods or services that have not yet been recognized as expenses.

Amortization of capitalized contract costs is charged to profit or loss when the revenue to which the asset relates is recognized.

Contract assets and contract liabilities

(n) Contract assets and contract liabilities

A contract asset is recognized when the Group recognizes revenue before being unconditionally entitled to the consideration under the payment terms set out in the contract. Contract assets are assessed for ECLs in accordance with the policy set out in Note 3(j) and are reclassified to receivables when the right to the consideration has become unconditional (Note 3(o)).

A contract liability is recognized when the customer pays consideration before the Group recognizes the related revenue. A contract liability would also be recognized if the Group has an unconditional right to receive consideration before the Group recognizes the related revenue. In such cases, a corresponding receivable would also be recognized (Note 3(o)).

When the contract includes a significant financing component, the contract balance includes interest accrued under the effective interest method (Note 3(t)).

Accounts receivable

(o) Accounts receivable

Accounts receivable are recognized when the Group has an unconditional right to receive consideration. A right to receive consideration is unconditional if only the passage of time is required before payment of that consideration is due (Note 3(n)).

Receivables are stated at amortized cost using the effective interest method less allowance for credit losses (Note 3(j)).

Cash and cash equivalents

(p) Cash and cash equivalents

Cash and cash equivalents comprise cash in hand, deposits held with banks and highly liquid investments with original maturities of three months or less from the time of purchase.

Accounts payable

(q) Accounts payable

Accounts payable are recognized initially at fair value and subsequently measured at amortized cost unless the effect of discounting would be immaterial, in which case they are stated at cost.

Borrowings

(r) Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. In subsequent periods, borrowings are stated at amortized cost using the effective interest method. Interest expense is recognized in accordance with the Group’s accounting policy for borrowing costs.

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Borrowings are classified as current liabilities unless the Group has unconditional rights to defer settlements of the liabilities for at least 12 months after the reporting period.

Share capital

(s) Share capital

Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity. Income tax relating to transaction costs of an equity transaction is accounted for in accordance with IAS 12 “Income Taxes”.

Interest income and interest expense

(t) Interest income and interest expense

Interest income or expense is recognized using the effective interest method.

The ‘effective interest rate’ is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:

•	the gross carrying amount of the financial asset; or

•	the amortized cost of the financial liability.

In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability. However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

Taxation

(u) Taxation

Income tax expense comprises current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

The Group has determined that interest and penalties related to income taxes, including uncertain tax treatments, do not meet the definition of income taxes, and therefore accounted for them under IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”.

(a) Current tax

Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any tax arising from dividends.

Current tax assets and liabilities are offset only if certain criteria are met.

(b) Deferred tax

Deferred tax is provided in full, using the liability method, for temporary differences arising between the tax bases of assets and liabilities and their carrying values in the financial statements. However, deferred tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred tax is determined using tax rates that have been enacted or substantively enacted by the date of the statement of financial position and are expected to apply to the period when the related deferred tax asset is realized or deferred tax liability is settled.

The principal temporary differences arise from depreciation on oil and gas properties and equipment and provision for impairment of receivables, inventories, investments and property, plant and equipment. Deferred tax assets relating to the carry forward of unused tax losses are recognized to the extent that it is probable that future taxable income will be available against which the unused tax losses can be utilized.

(c) Taxes other than income tax

The Group also incurs various other taxes and levies that are not income taxes. “Taxes other than income taxes”, which form part of operating expenses, primarily comprise consumption tax (Note 9), resource tax (Note 9), crude oil special gain levy (Note 9), urban construction tax and education surcharges.

Revenue recognition

(v) Revenue recognition

Income is classified by the Group as revenue when it arises from the sale of goods, the provision of services in the ordinary course of the Group’s business.

Revenue is recognized when control over a product or service is transferred to the customer at the amount of promised consideration to which the Group is expected to be entitled, excluding those amounts collected on behalf of third parties. Revenue excludes value added tax or other sales taxes and is after deduction of any trade discounts.

Where the contract contains a financing component more than 12 months, interest income is accrued or interest expense is accrued separately under the effective interest method. The Group does not adjust the consideration for any effects of a significant financing component if the period of financing is 12 months or less.

Provisions

(w) Provisions

Provisions are recognized when the Group has present legal or constructive obligations as a result of past events, it is probable that an outflow of resources will be required to settle the obligations, and reliable estimates of the amounts can be made.

Provision for future decommissioning and restoration is recognized in full on the installation of oil and gas properties. The amount recognized is the present value of the estimated future expenditure determined in accordance with local conditions and requirements. A corresponding addition to the related oil and gas properties of an amount equivalent to the provision is also created. This is subsequently depreciated as part of the costs of the oil and gas properties. Any change in the present value of the estimated expenditure other than due to passage of time which is regarded as interest expense, is reflected as an adjustment to the provision and oil and gas properties.

Provision for onerous contracts is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Group recognizes any impairment loss on the assets associated with that contract.

Research and development

(x) Research and development

Research expenditure incurred is recognized as an expense. Costs incurred on development projects are recognized as intangible assets to the extent that such expenditure is expected to generate future economic benefits.

Retirement benefit plans

(y) Retirement benefit plans

The Group contributes to various employee retirement benefit plans organized by PRC municipal and provincial governments under which it is required to make monthly contributions to these plans at prescribed rates for its employees in China. The relevant PRC municipal and provincial governments undertake to assume the retirement benefit obligations of existing and future retired employees of the Group in China. The Group has similar retirement benefit plans for its employees in its overseas operations. Contributions to these PRC and overseas plans (“defined contribution plan”) are charged to expense as incurred. In addition, the Group joined the corporate annuity plan approved by relevant PRC authorities. Contribution to the annuity plan is charged to expense as incurred. The Group currently has no additional material obligations outstanding for the payment of retirement and other post-retirement benefits of employees in the PRC or overseas other than what described above.

Related parties

(z) Related parties

(a)	A person, or a close member of that person’s family, is related to the Group if that person:

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or the Group’s parent.

(b)	An entity is related to the Group if any of the following conditions applies:

(i)	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).

(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).

(iii)	Both entities are joint ventures of the same third party.

(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.

(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group.

(vi)	The entity is controlled or jointly controlled by a person identified in (a).

(vii)	A person identified in (a) (i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

(viii)	The entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the Group’s parent.

Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.

New accounting standards developments

(aa) New accounting standards developments

(a) New and amended standards adopted by the Group

The Group has initially adopted IFRS 15 and IFRS 9 from January 1, 2018. A number of other new standards are effective from January 1, 2018 but they do not have a material effect on the Group’s financial statements.

Due to the transition methods chosen by the Group in applying these standards, comparative information throughout these financial statements has not been restated to reflect the requirements of the new standards.

(i) IFRS 15 “Revenue from contracts with customers”

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaced IAS 18 “Revenue” (“IAS 18”), IAS 11 “Construction Contracts” (“IAS 11”) and related interpretations. Under IFRS 15, revenue is recognized when a customer obtains control of the goods or services. Determing the timing of the transfer of contract – at point time or over time – requires judgment.

The Group has adopted IFRS 15 using the cumulative effect method (without practical expedients), with the effect of initially applying this standard recognized at the date of initial application (i.e. January 1, 2018). Accordingly, the information presented for 2017 has not been restated – i.e. it is presented, as previously reported, under IAS 18, IAS 11 and related interpretations.

The impacts of adopting IFRS 15 on the Group’s statement of financial position as at December 31, 2018 was that the advances from customers for transfer of goods (or rendering of services) is transferred out from “Advances from customers” as previously included in “Accounts payable and accrued liabilities” to “Contract liabilities”. There was no material impact on the Group’s statement of comprehensive income and statement of cash flows for the year ended December 31, 2018.

(ii) IFRS 9 “Financial Instruments”

IFRS 9 sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 “Financial Instruments: Recognition and Measurement” (“IAS 39”).

Expected impacts of the new requirements on the Group’s financial statements are as follow:

Classification and measurement of financial assets and financial liabilities

The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminates the previous IAS 39 categories of held to maturity, loans and receivables and available for sale. IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities.

As for the classification and measurement of financial instruments, financial assets used to be carried at amortized costs and those at FVTPL shall continue to maintain their existing classification and measurement methods after adopting IFRS 9. As for the non-trading equity instrument investments used to be classified as “Available-for-sale financial assets”, the Group chooses to irrevocably designate them as carried at FVOCI (not to be carried forward into current profit or loss in the future).

Impairment of financial assets

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with an ‘expected credit loss’ model. The new impairment model applies to financial assets measured at amortized cost, debt investments at FVOCI and contract assets.

Subject to the new standards on financial instruments, the Group has made an assessment on the gap between the original carrying amount and the carrying amount at the date of adoption of the new standards. The adoption of the new standard exerts no material impact on the retained earnings and other comprehensive income as at January 1, 2018.

Transition

Changes in accounting policies resulting from the adoption of IFRS 9 have been applied retrospectively, except the Group has used an exemption not to restate comparative information for prior periods with respect to classification and measurement (including impairment) requirements. There is no differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 are recognized in retained earnings and reserves as at January 1, 2018.

(b)	Standards issued but not yet effective

A number of new standards are effective for annual periods beginning after January 1, 2018 and earlier application is permitted; however, the Group has not early adopted the new or amended standards in preparing these consolidated financial statements.

Of those standards that are not yet effective, IFRS 16 is expected to have a material impact on the Group’s financial statements in the period of initial application.

(i) IFRS 16 “Leases”

The Group is required to adopt IFRS 16 Leases from January 1, 2019. The Group has assessed the estimated impact that initial application of IFRS 16 will have on its consolidated financial statements, as described below. The actual impacts of adopting the standard on January 1, 2019 may change because:

•	the Group has not finalized the testing and assessment of controls over its new IT systems; and

•	the new accounting policies are subject to change until the Group presents its first financial statements that include the date of initial application.

IFRS 16 introduces a single, on-balance lease sheet accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low-value items.

IFRS 16 replaces existing leases guidance including IAS 17 “Leases”, IFRIC 4 “Determining whether an Arrangement contains a Lease”, SIC-15 “Operating Leases – Incentives” and SIC-27 “Evaluating the Substance of Transactions Involving the Legal Form of a Lease”.

Leases in which the Group is a lessee

The Group will recognize new assets and liabilities for its operating leases of land, buildings and equipment. The nature of expenses related to those leases will now change because the Group will recognize a depreciation charge for right-of-use assets and interest expense on lease liabilities.

Previously, the Group recognized operating lease expense on a straight-line basis over the term of the lease, and recognized assets and liabilities only to the extent that there was a timing difference between actual lease payments and the expense recognized.

In addition, the Group will no longer recognize provisions for operating leases that it assesses to be onerous as described in Note 3(w). Instead, the Group will include the payments due under the lease in its lease liability.

No significant impact is expected for the Group’s finance leases.

Based on the information currently available, the Group estimates that it will recognize additional lease liabilities of at least RMB 100,000 as at January 1, 2019.

Transition

The Group plans to apply IFRS 16 initially on January 1, 2019, using the modified retrospective approach. Therefore, the cumulative effect of adopting IFRS 16 will be recognized as an adjustment to the opening balance of retained earnings at January 1, 2019, with no restatement of comparative information.

The Group plans to apply the practical expedient to grandfather the definition of a lease on transition. This means that it will apply IFRS 16 to all contracts entered into before January 1, 2019 and identified as leases in accordance with IAS 17 and IFRIC 4.